Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $29.4, $30.8 and $32.6 in fiscal 2013, 2012 and 2011, respectively. Future minimum rental commitments under non-cancellable operating leases in effect as of September 30, 2013, were $28.9 in fiscal 2014, $21.9 in fiscal 2015, $17.4 in fiscal 2016, $16.1 in fiscal 2017, $15.1 in fiscal 2018 and $30.6 thereafter. These leases are primarily for office facilities.